Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory, Net [Abstract]
Natural gas liquids, olefins, and natural gas in underground storage	$ 111	$ 97
Other Inventory, Net of Reserves	83	78
Inventories, Total	$ 194	$ 175